Filed pursuant to Rule 497(e)

Registration Nos. 333-221764, 811-23312

FundStrat Granny Shot US Large Cap ETF (GRNY)

(the “Fund”)

listed on NYSE Arca Inc.

March 24, 2025

Supplement to the Statement of Additional Information (“SAI”),

dated October 21, 2024

Effective immediately, all references in the SAI to the Fund’s income distribution frequency are revised to reflect quarterly income distributions. Capital gains distributions will continue to be paid annually.

Please retain this Supplement for future reference.